Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2010
Customer Concentration (Tables) [Abstract]
Summary of customer concentration

	Number of	Total	Percent of
	Properties	Investment(2)	Investment(3)
Concentration by investment:(1)
Merrill Gardens LLC	38	$732,211	9%
Brandywine Senior Living, LLC	19	612,598	7%
Senior Living Communities, LLC	12	595,223	7%
Senior Star Living	10	464,062	5%
Brookdale Senior Living, Inc.	86	334,946	4%
Remaining portfolio	518	5,853,069	68%

Totals	683	$8,592,109	100%

(1)	All of our top five customers are in our senior housing triple-net segment, except Merrill Gardens and Senior Star which are in our senior housing operating segment.

(2)	Excludes our share of unconsolidated joint venture investments. Please see Note 7 for additional information.

(3)	Investments with our top five customers comprised 24% of total investments at December 31, 2009.